Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document And Entity Information
Entity Registrant Name	Altavoz Entertainment, Inc.
Entity Central Index Key	0001694250
Document Type	S-1/A
Document Period End Date	Sep. 30, 2016
Amendment Flag	true
Amendment Descripton	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2016